Share based Compensation - HMHL Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 15, 2016	Dec. 17, 2014	Dec. 20, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of share options
Exercised (in shares)				(93,000)	(243,000)	(1,025,000)
HMHL Share Option Schemes
Number of share options
Outstanding at beginning of year (in shares)				1,187,372	1,211,772	538,420
Granted (in shares)		1,187,372				1,187,372
Exercised (in shares)					(24,400)	(80,924)
Lapsed (in shares)						(393,212)
Cancelled (in shares)	(1,187,372)		(2,485,189)	(1,187,372)		(39,884)
Outstanding at end of year (in shares)					1,187,372	1,211,772
Vested and expected to vest (in shares)					759,918	769,714
Vested and exercisable (in shares)					593,686	316,393
Weighted-average Exercise Price
Outstanding balance at beginning of year (in dollars per share)				$ 7.82	$ 7.71	$ 2.03
Granted (in dollars per share)						7.82
Exercised (in dollars per share)					2.34	1.50
Lapsed (in dollars per share)						2.15
Cancelled (in dollars per share)				$ 7.82		1.70
Outstanding balance at end of year (in dollars per share)					7.82	7.71
Vested and expected to vest (in dollars per share)					7.82	7.75
Vested and exercisable (in dollars per share)					$ 7.82	$ 7.48
Weighted average remaining contractual life
Outstanding					7 years 11 months 19 days	8 years 10 months 2 days
Vested and expected to vest					7 years 11 months 19 days	8 years 10 months 17 days
Vested and exercisable					7 years 11 months 19 days	8 years 6 months 18 days
Aggregate intrinsic value
Outstanding (in dollars)					$ 32,292	$ 134
Vested ande expected to vest (in dollars)					20,667	54
Vested and exercisable (in dollars)					$ 16,146	$ 107